Warrants - Schedule of Changes in Fair Value of Public and Private Placement Warrants (Details) - Level 3 - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2021	Dec. 31, 2021
Public Warrants
Class of Warrant or Right [Line Items]
Fair value as of beginning balance		$ 0
Initial measurement on December 22, 2021	$ 9,171
Change in valuation inputs or other assumptions		(2,003)
Fair value as of ending balance		7,168
Private Placement Warrants
Class of Warrant or Right [Line Items]
Fair value as of beginning balance		0
Initial measurement on December 22, 2021	9,778
Change in valuation inputs or other assumptions		(4,780)
Fair value as of ending balance		4,998
Warrants
Class of Warrant or Right [Line Items]
Fair value as of beginning balance		0
Initial measurement on December 22, 2021	$ 18,949
Change in valuation inputs or other assumptions		(6,783)
Fair value as of ending balance		$ 12,166